Disclosure of borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Current portion of long-term debt	$ 0	$ 16,490
Non-current portion of long-term debt	979,575	1,215,674
Total debt	979,575	1,232,164
Senior unsecured notes [Member]
Statement [Line Items]
Total debt	987,903	986,574	$ 917,329
Equipment finance facility [Member]
Statement [Line Items]
Current portion of long-term debt	0	16,490
Non-current portion of long-term debt	0	33,777
Total debt	0	50,267	66,521
Senior secured revolving credit facilities [Member]
Statement [Line Items]
Total debt	0	202,075	297,075
Unamortized transaction costs - revolving credit facilities [Member]
Statement [Line Items]
Less: Unamortized transaction costs - revolving credit facilities	$ (8,328)	$ (6,752)	$ (6,045)